Related Party Transactions - Significant transactions with associates of the Group and of CMCC Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue from telecommunications services	¥ 751,409	¥ 695,692	¥ 674,392
Interest and other income	16,729	14,341	15,560
Right-of-use assets	55,350	65,091
Other financial assets measured at amortized cost	33,884	36,724
Financial assets measured at FVPL	211,595	128,603
Prepayments and other current assets	28,291	25,713
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Revenue from telecommunications services	796	582	535
Technical support services charges	4,847	2,515	474
Property leasing and management services revenue	33	32	30
Dividend received	3,927	4,362	2,299
Related costs for use of tower assets	41,486	41,438	39,843
Additions of right-of-use assets	4,393	4,168	3,654
Increase/(decrease) in cash, cash equivalents and bank deposits, net	17,179	(3,228)	14,250
Increase/(decrease) in other financial assets measured at amortized cost	304	(3,448)	(2,922)
Purchase of financial assets measured at FVPL	18,500	16,250	76,442
Disposal of financial assets measured at FVPL	14,549	44,414	63,080
Interest and other income	3,174	969	¥ 6,130
Accounts receivable	260	185
Right-of-use assets	20,169	30,355
Other receivables	340	459
Cash and cash equivalents and bank deposits	75,362	56,466
Other financial assets measured at amortized cost	5,783	5,449
Financial assets measured at FVPL	30,623	25,692
Prepayments and other current assets		23
Lease liabilities	22,836	37,729
Accounts payable	4,692	4,691
Bills payable	3,534	1,214
Accrued expenses and other payables	¥ 9,908	¥ 8,228